Supplemental Cash Flow Information (Supplemental Information Related to Consolidated Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash paid during the year:
Interest	¥ 1,080	¥ 1,408	¥ 1,422
Income taxes	33,554	31,134	44,172
Non-cash investing and financing activities:
Accounts payable for purchases of held-to-maturity securities		6,000
Accounts payable for purchases of property, plant and equipment	14,671	15,532	10,393
Accounts payable for purchases of intangible assets	5,445	1,458	1,040
Acquisition of noncontrolling interests by share exchange	4,217
Obtaining assets by entering into capital lease	851	692	419
Acquisitions of businesses:
Fair value of assets acquired	28,691	46,977	4,230
Fair value of liabilities assumed	(7,507)	(17,477)	(2,235)
Noncontrolling interests		(5,140)	(23)
Cash acquired	(1,569)	(2,410)	(129)
Subtotal	19,615	21,950	1,843
Additional payment for an acquisition of business in the previous year	58	726
Acquisitions of businesses, net of cash acquired	¥ 19,673	¥ 22,676	¥ 1,843